Leases - Schedule on Impact of ASC 842 on Consolidated Balance Sheets (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Operating leases:
Right-of-use assets	¥ 41,779,086	$ 6,402,925	¥ 40,786,291
Lease liabilities-current	16,972,187	2,601,101	20,556,017
Lease liabilities-non-current	¥ 24,005,765	$ 3,679,044	¥ 12,500,120